RECEIVABLES - Reinsurance Recoverable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Opening balance	$ 885	$ 4,034
Change in allowance for expected credit losses	17	28
Write off	(2)	(3,177)
Ending balance	$ 900	$ 885